NATIXIS FUNDS TRUST II

December 4, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II

(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated November 30, 2015, for ASG Dynamic Allocation Fund, a series of Natixis Funds Trust II, do not differ from that which is contained in Post-Effective Amendment No. 202 that was filed electronically on November 25, 2015.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary